SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Schedule of Intangible Assets Useful Lives (Details)	12 Months Ended
Dec. 31, 2019
Patents and trademarks [Member] | Minimum [Member]
Intangible assets
Estimated useful life	3 years
Patents and trademarks [Member] | Maximum [Member]
Intangible assets
Estimated useful life	5 years
Licenses [Member] | Minimum [Member]
Intangible assets
Estimated useful life	3 years
Licenses [Member] | Maximum [Member]
Intangible assets
Estimated useful life	10 years
Intellectual property and customer relationships [Member] | Minimum [Member]
Intangible assets
Estimated useful life	3 years
Intellectual property and customer relationships [Member] | Maximum [Member]
Intangible assets
Estimated useful life	13 years